ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in allowance for doubtful accounts:
Balance at beginning of year	$ 31,127	$ 34,336	$ 31,064
Additional provision charged to expenses	28,050	31,695	30,025
Write-offs	(23,442)	(38,351)	(24,250)
Foreign currency translation adjustments	(2,459)	3,417	(2,473)
Balance at end of year	$ 33,276	$ 31,127	$ 34,336